Acquisitions Acquisitions (Granite City) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014 T	Dec. 31, 2013	Dec. 31, 2012	Jan. 13, 2015
Business Acquisition [Line Items]
Coal handling capacity (in tons)	30,000,000
Repayment of long-term debt	$ 276.3	$ 225.0	$ 0
Accrued interest repaid	15.7	6.0
Subsequent Event
Business Acquisition [Line Items]
Senior notes				200.0
Subsequent Event | Senior Notes
Business Acquisition [Line Items]
Repayment of long-term debt				135.0
Accrued interest repaid				5.6
Subsequent Event | Common Units
Business Acquisition [Line Items]
Stock issued during period				50.7
Subsequent Event | General Partner
Business Acquisition [Line Items]
Stock issued during period				1.0
Subsequent Event | Gateway Energy and Coal Company, LLC
Business Acquisition [Line Items]
Percentage interest owned (as a percent)				75.00%
Consideration transferred to acquire business				245.0
Coal handling capacity (in tons)				650,000
Consideration retained for anticipated remediation cost				45.0
Subsequent Event | Gateway Energy and Coal Company, LLC | Senior Notes
Business Acquisition [Line Items]
Interest rate on debt (as a percent)				7.375%
Subsequent Event | Gateway Energy and Coal Company, LLC | Senior Notes, Due 2020
Business Acquisition [Line Items]
Interest rate on debt (as a percent)				7.625%
Subsequent Event | Gateway Energy and Coal Company, LLC | Sun Coal & Coke
Business Acquisition [Line Items]
Percent interest acquired (as a percent)				25.00%
Subsequent Event | Gateway Energy and Coal Company, LLC | SunCoke Energy Inc
Business Acquisition [Line Items]
Redemption premium				$ 7.7